INVESTMENTS IN ASSOCIATES - Summarised statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Summarised statement of comprehensive income
Revenue	$ 4,904	$ 4,765	$ 4,669
Attributable profit for the year	663	767	784
Total comprehensive income for the year	561	969	594
Income statement profit (loss)	(11)	6	$ (3)
Bioventus
Summarised statement of comprehensive income
Revenue	320	301
Attributable profit for the year	(19)	1
Group adjustments	(3)	11
Total comprehensive income for the year	(22)	12
Income statement profit (loss)	$ (11)	$ 6
Percentage of associate held				49.00%